Finance Cost (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary of Finance cost

	2023	2022	2021
	S$’000	S$’000	S$’000
Interest expenses:
- Convertible notes	—	—	54
- Leases (Note 17(b))	546	648	742
- Borrowings	—	1,658	1,512
Accretion expenses arising from redeemable convertible preference shares (Note 19)	—	—	11,549
Others	32	90	52
	578	2,396	13,909